FINANCIAL RISK MANAGEMENT - Disclosure of Credit Quality of Assets, Probability of Default (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
The Group | Stage 2 and Stage 3
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and customers	£ 1,540	£ 22,200
The Group | Reverse repurchase agreements
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Collateral held permitted to be sold or repledged, at fair value	0
Partial write off | The Group | Stage 3
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and customers	650	179
Loans and advances to banks and customers, outstanding	1,279	£ 732
Modified | Stage 1
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and customers	£ 6,657
RMS 1-6 | Retail | Bottom of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of default loans and advances to banks and customers (in percent)	0.00%
RMS 1-6 | Retail | Top of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of default loans and advances to banks and customers (in percent)	4.50%
RMS 7-9 | Retail | Bottom of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of default loans and advances to banks and customers (in percent)	4.51%
RMS 7-9 | Retail | Top of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of default loans and advances to banks and customers (in percent)	14.00%
RMS 10 | Retail | Bottom of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of default loans and advances to banks and customers (in percent)	14.01%
RMS 10 | Retail | Top of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of default loans and advances to banks and customers (in percent)	20.00%
RMS 11-13 | Retail | Bottom of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of default loans and advances to banks and customers (in percent)	20.01%
RMS 11-13 | Retail | Top of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of default loans and advances to banks and customers (in percent)	99.99%
RMS 14 | Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of default loans and advances to banks and customers (in percent)	100.00%
CMS 1-10 | Commercial | Bottom of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of default loans and advances to banks and customers (in percent)	0.00%
CMS 1-10 | Commercial | Top of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of default loans and advances to banks and customers (in percent)	0.50%
CMS 11-14 | Commercial | Bottom of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of default loans and advances to banks and customers (in percent)	0.51%
CMS 11-14 | Commercial | Top of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of default loans and advances to banks and customers (in percent)	3.00%
CMS 15-18 | Commercial | Bottom of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of default loans and advances to banks and customers (in percent)	3.01%
CMS 15-18 | Commercial | Top of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of default loans and advances to banks and customers (in percent)	20.00%
CMS 19 | Commercial | Bottom of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of default loans and advances to banks and customers (in percent)	20.01%
CMS 19 | Commercial | Top of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of default loans and advances to banks and customers (in percent)	99.99%
CMS 20-23 | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of default loans and advances to banks and customers (in percent)	100.00%